Impairment	12 Months Ended
Dec. 31, 2017
Impairment
Impairment

16. Impairment

Goodwill

Based on the current operational and reporting structure (refer to Note 4, Segment information), the Group allocated goodwill to the operating segments within Nokia’s Networks business and to the Digital Health cash generating unit within Nokia Technologies corresponding to groups of cash generating units and cash generating unit (“CGU”), respectively.

Allocation of goodwill

The following table presents the allocation of goodwill to groups of CGUs and the CGU as of the annual impairment testing date October 1:

EURm	2017	2016
Mobile Networks(1)	950	2 298
Fixed Networks	812	896
Global Services(1)	1 288	–
IP/Optical Networks	1 847	1 970
Nokia Software	405	240
Digital Health (Nokia Technologies)	–	141
(1)

In 2017, the Group’s former Mobile Networks operating segment was separated into two distinct operating segments: Mobile Networks and Global Services (refer to Note 4., Segment Information). The affected goodwill was allocated based on the relative fair value of the Group’s Mobile Networks and Global Services operating segments

Recoverable amounts

The recoverable amounts of the groups of CGUs and the CGU were based on fair value less costs of disposal that was determined using a level 3 fair value measurement based on a discounted cash flow calculation. The cash flow projections used in calculating the recoverable amounts were based on financial plans approved by management covering an explicit forecast period of three years.

Seven additional years of cash flow projections subsequent to the explicit forecast period reflect a gradual progression towards the steady state cash flow projections modeled in the terminal year. The terminal growth rate assumptions reflect long-term average growth rates for the industries and economies in which the groups of CGUs and the CGU operate. The discount rates reflect current assessments of the time value of money and relevant market risk premiums reflecting risks and uncertainties for which the future cash flow estimates have not been adjusted. Other key variables in future cash flow projections include assumptions on estimated sales growth, gross margin and operating margin. All cash flow projections are consistent with market participant assumptions.

The results of the impairment testing indicate adequate headroom for each group of CGUs. The key assumptions applied in the impairment testing analysis for the groups of CGUs and the CGU as of the annual impairment testing date October 1:

	2017	2016	2017	2016
Key assumption %	Terminal growth rate		Post-tax discount rate
Mobile Networks	1.1	0.9	8.9	9.2
Fixed Networks	1.1	0.9	8.6	8.6
Global Services	1.0	–	8.9	–
IP/Optical Networks	1.3	1.4	9.3	8.9
Nokia Software	1.7	1.8	8.2	9.0
Digital Health (Nokia Technologies)	–	2.1	–	12.7

Impairment charges by asset category

EURm	2017	2016	2015
Goodwill	141	–	–
Other intangible assets	33	9	–
Property, plant and equipment	25	–	–
Available-for-sale investments	45	116	11
Total	244	125	11

Goodwill

In 2017, as a result of challenging business conditions, the Group recorded an impairment charge of EUR 141 million on its Digital Health CGU. The impairment charge was allocated in its entirety to reduce the goodwill carrying amount of the Digital Health CGU to zero.

Other intangible assets

In 2017, the Group recognized an impairment charge within other operating expenses of EUR 33 million, mainly related to certain technology-based assets acquired with Eden Rock LLC. The results of Eden Rock LLC. are reported within the IP Networks and Applications reportable segment.

In 2016, the Group recognized an impairment charge within other operating expenses of EUR 9 million following the discontinuation of certain technology-related assets acquired with Mesaplexx Pty Ltd. The results of Mesaplexx Pty Ltd. are reported within the Ultra Broadband Networks reportable segment.

Property, plant and equipment

In relation to its product portfolio strategy, the Group recognized an impairment charge within other operating expenses of EUR 25 million for excess machinery and equipment.

Available-for-sale investments

The Group recognized an impairment charge of EUR 45 million (EUR 116 million in 2016 and EUR 11 million in 2015) primarily related to the performance of certain private funds investing in IPR that are included in non-current available-for-sale equity investments at cost less impairment. These charges are recorded in other expenses and financial income and expenses.